Introduction and overview of Group's risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Introduction and overview of Group's risk management
Export sales	$ 0
Foreign exchange risk | Euro
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss	$ (21,911)	$ (13,153)	$ (15,726)
Effect of US Dollar strengthening on loss	$ 21,911	$ 13,153	$ 15,726
Foreign exchange risk | Rwandan Franc
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss	$ (1,311)	$ (4,402)	$ (3,284)
Effect of US Dollar strengthening on loss	$ 1,311	$ 4,402	$ 3,284
Foreign exchange risk | Nigeria Naira
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss	$ (255,956)	$ (165,880)	$ (106,595)
Effect of US Dollar strengthening on loss	$ 255,956	$ 165,880	$ 106,595
Foreign exchange risk | Zambian Kwacha
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss	$ (16,038)	$ (15,528)	$ (11,078)
Effect of US Dollar strengthening on loss	$ 16,038	$ 15,528	$ 11,078
Foreign exchange risk | South Africa, Rand
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (3,996)	$ (2,809)
Effect of US Dollar strengthening on loss	$ 3,996	$ 2,809
Foreign exchange risk | Brazil Real
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss		$ (18,898)	$ (15,502)
Effect of US Dollar strengthening on loss		$ 18,898	$ 15,502
Foreign exchange risk | Kuwaiti Dinar
Introduction and overview of Group's risk management
Rate of change	10.00%	7.00%	5.00%
Effect of US Dollar weakening on loss	$ (1,047)	$ (648)	$ (424)
Effect of US Dollar strengthening on loss	$ 1,047	$ 648	$ 424